Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (3.2%)
	BHP Group plc	240,481	7,156
	Australia & New Zealand Banking Group Ltd.	356,809	7,147
	Brambles Ltd.	465,857	3,604
			17,907
Austria (1.7%)
	Erste Group Bank AG	116,937	5,482
*,1	BAWAG Group AG	72,261	4,432
			9,914
Canada (5.7%)
	Royal Bank of Canada	95,751	10,162
	Brookfield Asset Management Inc. Class A	151,415	9,144
	Barrick Gold Corp.	413,296	7,858
	Intact Financial Corp.	40,814	5,305
			32,469
China (8.5%)
	ENN Energy Holdings Ltd.	420,100	7,920
	Midea Group Co. Ltd. Class A	616,700	7,142
	China Merchants Bank Co. Ltd. Class H	915,000	7,118
	China Longyuan Power Group Corp. Ltd. Class H	2,817,000	6,580
	Tsingtao Brewery Co. Ltd. Class A	362,717	5,641
[1]	CSC Financial Co. Ltd. Class H	4,580,000	5,014
	Zhongsheng Group Holdings Ltd.	604,289	4,715
	Industrial & Commercial Bank of China Ltd. Class H	7,180,000	4,050
			48,180
Finland (1.3%)
*	Nokia OYJ	1,121,547	7,104
France (10.6%)
*	Airbus SE	80,989	10,362
	AXA SA	319,870	9,520
	TotalEnergies SE	174,139	8,864
	Pernod Ricard SA	29,963	7,208
	Engie SA	481,373	7,127
	Capgemini SE	24,093	5,905
	Bureau Veritas SA	176,830	5,871
	Credit Agricole SA	361,007	5,147
			60,004
Germany (5.5%)
	Siemens AG (Registered)	48,670	8,430
	Volkswagen AG Preference Shares	34,787	6,988

		Shares	Market Value ($000)
	Brenntag SE	70,725	6,387
*	Commerzbank AG	716,441	5,420
	Wacker Chemie AG	28,666	4,262
			31,487
Greece (0.6%)
	Hellenic Telecommunications Organization SA	188,840	3,489
Hong Kong (1.1%)
	Sun Hung Kai Properties Ltd.	498,000	6,043
India (2.9%)
	Power Grid Corp. of India Ltd.	2,053,637	5,636
	Larsen & Toubro Ltd.	167,840	4,263
	Mahindra & Mahindra Ltd.	366,955	4,117
*	Axis Bank Ltd.	263,975	2,399
			16,415
Indonesia (0.8%)
	Telkom Indonesia Persero Tbk. PT	15,540,700	4,435
Ireland (1.3%)
	Smurfit Kappa Group plc	133,483	7,357
Italy (0.9%)
	Enel SpA	648,957	5,189
Japan (15.1%)
	Tokio Marine Holdings Inc.	150,700	8,389
	Seven & i Holdings Co. Ltd.	176,500	7,764
	Fujitsu Ltd.	44,600	7,663
	T&D Holdings Inc.	576,870	7,370
	Mitsubishi UFJ Financial Group Inc.	1,317,400	7,170
	KDDI Corp.	237,000	6,931
	Mitsui Fudosan Co. Ltd.	342,100	6,781
	ITOCHU Corp.	218,100	6,672
	Isuzu Motors Ltd.	489,500	6,093
	Daiichi Sankyo Co. Ltd.	217,900	5,546
	Nexon Co. Ltd.	276,400	5,344
	Yamaha Motor Co. Ltd.	214,900	5,162
	Astellas Pharma Inc.	311,000	5,062
			85,947
Luxembourg (0.7%)
	ArcelorMittal SA	125,690	4,032
Mexico (1.7%)
	Wal-Mart de Mexico SAB de CV	2,596,600	9,649
Netherlands (4.3%)
	Royal Dutch Shell plc Class A	575,764	12,617
*	AerCap Holdings NV	98,322	6,432
	Koninklijke Philips NV	137,273	5,081
			24,130
Norway (1.2%)
	Norsk Hydro ASA	881,136	6,933
Other (2.9%)
[2]	Vanguard FTSE Developed Markets ETF	323,187	16,502
Russia (1.0%)
	Sberbank of Russia PJSC ADR	229,700	3,685
	Magnit PJSC	31,141	2,252
			5,937

			Shares	Market Value ($000)
South Africa (1.2%)
		Anglo American plc	163,432	6,722
South Korea (3.7%)
		Samsung Electronics Co. Ltd.	231,106	15,178
		SK Telecom Co. Ltd.	114,912	5,584
				20,762
Sweden (2.3%)
		Alfa Laval AB	187,587	7,535
		Volvo AB Class B	235,112	5,438
				12,973
Switzerland (6.1%)
		Nestle SA (Registered)	95,461	13,328
		Roche Holding AG	29,280	12,147
		Novartis AG (Registered)	106,980	9,401
				34,876
Taiwan (5.2%)
		Taiwan Semiconductor Manufacturing Co. Ltd.	795,000	17,586
		Hon Hai Precision Industry Co. Ltd.	2,070,309	7,764
		Uni-President Enterprises Corp.	1,698,000	4,204
				29,554
Thailand (1.6%)
		Kasikornbank PCL (Foreign)	1,445,300	6,119
		Thai Beverage PCL	6,573,100	3,222
				9,341
United Kingdom (7.3%)
		WPP plc	584,527	8,901
*		Compass Group plc	364,131	8,198
		Standard Chartered plc	1,281,476	7,792
		Next plc	50,662	5,603
*		BT Group plc	1,839,711	4,232
		B&M European Value Retail SA	447,034	3,851
		AstraZeneca plc	26,041	3,041
				41,618
Total Common Stocks (Cost $515,865)				558,969
		Coupon
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[3]	Vanguard Market Liquidity Fund (Cost $6,317)	0.090%	63,177	6,317
Total Investments (99.5%) (Cost $522,182)				565,286
Other Assets and Liabilities—Net (0.5%)				2,821
Net Assets (100%)				568,107
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $9,446,000, representing 1.7% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	42,118	—	—	42,118
Common Stocks—Other	22,934	493,917	—	516,851
Temporary Cash Investments	6,317	—	—	6,317
Total	71,369	493,917	—	565,286

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2021 Market Value ($000)
Vanguard FTSE Developed Markets ETF	5,704	23,010	11,815	(484)	87	200	—	16,502
Vanguard Market Liquidity Fund	5,419	NA1	NA1	—	—	1	—	6,317
Total	11,123	23,010	11,815	(484)	87	201	—	22,819
1	Not applicable—purchases and sales are for temporary cash investment purposes.